Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of option activity	A summary of stock option activity and changes during the year are as follows.

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2018	51,060	$15.25	2	$855
Granted	356,343	28.16
Exercised	(22,975)	12.99
Forfeited	(64,141)	27.96
Outstanding at September 30, 2019	320,287	27.21	8	3,136
Granted	1,043,349	29.53
Exercised	(8,085)	17.88
Forfeited	(125,827)	30.25
Outstanding at September 30, 2020	1,229,724	$28.93	9	$—
Exercisable at September 30, 2020	19,535	$16.88	0.5	$78

Schedule of miscellaneous information related to stock options
The table below presents other information regarding stock options.

Year ended September 30,	2020	2019	2018
	(In thousands, except grant date fair value per stock option)
Compensation cost for stock options	$1,344	$521	$—
Weighted average grant date fair value per stock option	4.37	5.21	3.15
Total intrinsic value of options exercised	102	414	908
Grant date fair value of options exercised	33	51	285
Cash received from option exercises	144	298	1,338

Summary of nonvested activity
The following is a summary of activity related to unvested stock options.

Year ended September 30,	2020		2019		2018
Unvested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	293,167	$5.33	—	$—	—	$—
Granted	1,043,349	4.17	356,343	5.33	—	—
Vested	—	—	—	—	—	—
Forfeited	(125,827)	4.83	(63,176)	5.33	—	—
Outstanding at end of period	1,210,689	$4.38	293,167	$5.33	—	$—
The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2020		2019		2018
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	435,838	$23.73	460,999	$22.52	466,681	$18.56
Granted	197,706	26.24	249,272	21.41	205,100	26.11
Vested	(205,715)	25.56	(159,103)	26.09	(198,620)	16.65
Forfeited	(18,360)	17.20	(115,330)	10.61	(12,162)	27.00
Outstanding at end of period	409,469	$24.32	435,838	$23.73	460,999	$22.52